Taxation and Deferred Tax (Details) - Schedule of significant components of our tax liabilities - TINGO, INC. [Member] - Taxation and Deferred Tax [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Taxation and Deferred Tax (Details) - Schedule of significant components of our tax liabilities [Line Items]
Beginning of period	$ 100,606,352,000	$ 71,138,433	$ 67,601,594,000	$ 35,992,292	$ 35,992,292,000
Charge for the period	104,802,090,000	54,548,065	68,739,650,000	64,730,825
Current Tax Liabilites	172,403,684,000	125,686,498	104,731,942,000	100,723,117
Paid during the period	(62,946,048,000)		(34,182,976,000)	(34,147,817)
Forex translation difference	$ (8,851,284,000)	(5,218,785)	$ (2,947,372,000)	(8,070,233)
Total Current Tax Liabilites		$ 120,467,713		$ 58,505,067